Schedules of Concentration of Risk Based on Consolidated Revenue (Detail) (Advertiser A)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Advertiser A
Concentration Risk [Line Items]
Concentration risk, percentage	28.00%	32.00%	26.00%